Reverse Capitalization - Schedule of Business Combination (Details) - Namib [Member]	12 Months Ended
Dec. 31, 2025 shares
Schedule of Business Combination [Line Items]
Number of Ordinary Shares	53,677,429
% of Ownership	100.00%
Sponsor, Polar, and Permitted Transferees [Member]
Schedule of Business Combination [Line Items]
Number of Ordinary Shares	4,575,000
% of Ownership	9.00%
Other Initial Shareholders [Member]
Schedule of Business Combination [Line Items]
Number of Ordinary Shares	125,000
% of Ownership	0.00%
SPAC Public Stockholders [Member]
Schedule of Business Combination [Line Items]
Number of Ordinary Shares	107,469
% of Ownership	0.00%
Greenstone Rollover Shares [Member]
Schedule of Business Combination [Line Items]
Number of Ordinary Shares	48,869,960
% of Ownership	91.00%